Submission	May 20, 2026
Submission [Line Items]
Central Index Key	0001451809
Registrant Name	SITIME Corp
Registration File Number	333-277373
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES